SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.1%
Commercial Services - 4.4%
Booz Allen Hamilton Holding Corp.	3,200	265,536
Brink’s Co.	3,400	139,706
Colliers International Group, Inc.	2,350	156,722
FTI Consulting, Inc. *	1,425	151,007

		712,971

Communications - 1.0%
Shenandoah Telecommunications Co.	3,800	168,853

Consumer Durables - 7.0%
Acushnet Holdings Corp.	5,500	184,855
BRP, Inc.	4,375	231,088
Helen of Troy, Ltd. *	750	145,140
MDC Holdings, Inc.	3,750	176,625
National Presto Industries, Inc.	750	61,395
Thor Industries, Inc.	2,300	219,098
YETI Holdings, Inc. *	2,700	122,364

		1,140,565

Consumer Non-Durables - 1.1%
Sensient Technologies Corp.	3,000	173,220

Consumer Services - 8.5%
Chegg, Inc. *	4,900	350,056
Dunkin’ Brands Group, Inc.	2,625	215,014
Nexstar Media Group, Inc.	2,850	256,300
Service Corp. International	3,800	160,284
Strategic Education, Inc.	2,290	209,466
Vail Resorts, Inc.	925	197,922

		1,389,042

Electronic Technology - 11.0%
Cabot Microelectronics Corp.	2,700	385,587
MKS Instruments, Inc.	4,600	502,458
Monolithic Power Systems, Inc.	2,575	719,996
Power Integrations, Inc.	3,400	188,360

		1,796,401

Finance - 24.5%
Aaron’s, Inc.	3,550	201,108
American Financial Group, Inc.	3,675	246,152
Artisan Partners Asset Management, Inc.	6,300	245,637
Axis Capital Holdings, Ltd.	6,300	277,452
Carlyle Group, Inc.	8,075	199,210
CNO Financial Group, Inc.	14,000	224,560
CubeSmart	5,250	169,628
Donegal Group, Inc.	9,500	133,665
Essential Properties Realty Trust, Inc.	7,700	141,064
Evercore Partners, Inc.	2,800	183,288
Hanover Insurance Group, Inc.	1,275	118,804
HCI Group, Inc.	3,600	177,444
Hercules Capital, Inc.	13,100	151,567

Name of Issuer	Quantity	Fair Value ($)

Old National Bancorp	9,550	119,948
People’s United Financial, Inc.	16,325	168,311
Physicians Realty Trust	14,750	264,172
Piper Sandler Cos	2,875	209,875
QTS Realty Trust, Inc.	4,350	274,137
Selective Insurance Group, Inc.	1,700	87,533
Stifel Financial Corp.	4,000	202,240
STORE Capital Corp.	4,675	128,235
Third Point Reinsurance, Ltd. *	10,150	70,542

		3,994,572

Health Services - 2.6%
Encompass Health Corp.	4,200	272,916
Tenet Healthcare Corp. *	6,400	156,864

		429,780

Health Technology - 5.6%
AtriCure, Inc. *	4,000	159,600
Atrion Corp.	160	100,160
Bio-Techne Corp.	175	43,353
iRhythm Technologies, Inc. *	1,200	285,732
LeMaitre Vascular, Inc.	4,175	135,813
STERIS, PLC	1,100	193,809

		918,467

Industrial Services - 2.5%
EMCOR Group, Inc.	2,400	162,504
KBR, Inc.	10,775	240,929

		403,433

Non-Energy Minerals - 2.2%
AZEK Co., Inc. *	4,400	153,164
Commercial Metals Co.	3,950	78,921
PotlatchDeltic Corp.	2,810	118,301

		350,386

Process Industries - 4.1%
Huntsman Corp.	4,650	103,276
Neenah, Inc.	1,550	58,078
Scotts Miracle-Gro Co.	2,500	382,275
Silgan Holdings, Inc.	3,300	121,341

		664,970

Producer Manufacturing - 10.9%
Applied Industrial Technologies, Inc.	2,775	152,903
Carlisle Cos, Inc.	1,650	201,911
Crane Co.	2,675	134,098
H&E Equipment Services, Inc.	7,500	147,450
Hubbell, Inc.	2,100	287,364
Lincoln Electric Holdings, Inc.	1,525	140,361
MSA Safety, Inc.	2,000	268,340
Oshkosh Corp.	2,400	176,400

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Rexnord Corp.	3,725	111,154
Watsco, Inc.	685	159,530

		1,779,511

Retail Trade - 2.2%
Casey’s General Stores, Inc.	1,025	182,091
PetMed Express, Inc.	5,625	177,862

		359,953

Technology Services - 4.0%
Globant SA *	1,625	291,232
ManTech International Corp.	1,800	123,984
Science Applications International Corp.	3,075	241,142

		656,358

Transportation - 4.7%
Alaska Air Group, Inc.	3,825	140,110
Knight-Swift Transportation Holdings, Inc.	5,275	214,692
Marten Transport, Ltd.	11,850	193,392
TFI International, Inc.	5,000	209,150

		757,344

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.8%
Black Hills Corp.	4,000	213,960
Spire, Inc.	1,375	73,150

		287,110

Total Common Stocks (cost: $13,222,576)		15,982,936

Investment Companies - 0.2%
Tortoise Energy Infrastructure Corp.	2,856	42,240

(cost: $283,527)
Short-Term Securities - 2.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	385,363	385,363

(cost: $385,363)
Total Investments in Securities - 100.7% (cost: $13,891,466)		16,410,539
Other Assets and Liabilities, net - (0.7%)		(117,363)

Total Net Assets - 100.0%		$16,293,176

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	15,982,936	—	—	15,982,936
Investment Companies	42,240	—	—	42,240
Short-Term Securities	385,363	—	—	385,363

Total:	16,410,539	—	—	16,410,539

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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